Significant accounting policies and judgements - Schedule of Revenue and Non-Current Assets by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of List Of Accounting Policies [Line Items]
Revenue from contracts with customers	$ 685,247	$ 589,070	$ 1,231,265	$ 1,041,297
Non-current receivables from contracts with customers	1,828,470		1,828,470		$ 1,752,029
UK
Disclosure Of List Of Accounting Policies [Line Items]
Revenue from contracts with customers	134,412	67,917	291,584	137,218
Non-current receivables from contracts with customers	21,860		21,860		22,777
USA
Disclosure Of List Of Accounting Policies [Line Items]
Revenue from contracts with customers	122,525	134,393	231,737	214,231
Non-current receivables from contracts with customers	10,064		10,064		37,752
Sweden
Disclosure Of List Of Accounting Policies [Line Items]
Revenue from contracts with customers	107,197	59,334	157,043	155,157
Non-current receivables from contracts with customers	1,224,294		1,224,294		1,151,920
Germany
Disclosure Of List Of Accounting Policies [Line Items]
Revenue from contracts with customers	65,402	59,641	117,399	102,209
Non-current receivables from contracts with customers	66,112		66,112		36,747
Canada
Disclosure Of List Of Accounting Policies [Line Items]
Revenue from contracts with customers	40,056	17,836	63,122	24,169
Netherlands
Disclosure Of List Of Accounting Policies [Line Items]
Revenue from contracts with customers	33,567	30,383	50,483	55,938
Australia
Disclosure Of List Of Accounting Policies [Line Items]
Revenue from contracts with customers	24,448	19,130	48,463	23,032
Belgium
Disclosure Of List Of Accounting Policies [Line Items]
Revenue from contracts with customers	31,837	22,932	47,786	42,707
Norway
Disclosure Of List Of Accounting Policies [Line Items]
Revenue from contracts with customers	13,264	54,853	31,194	116,522
Italy
Disclosure Of List Of Accounting Policies [Line Items]
Revenue from contracts with customers	16,082	0	28,226	0
Denmark
Disclosure Of List Of Accounting Policies [Line Items]
Revenue from contracts with customers	15,809	24,151	28,009	38,928
Finland
Disclosure Of List Of Accounting Policies [Line Items]
Revenue from contracts with customers	11,446	11,716	24,283	19,058
China
Disclosure Of List Of Accounting Policies [Line Items]
Revenue from contracts with customers	10,795	27,491	18,447	31,643
Non-current receivables from contracts with customers	472,782		472,782		474,301
Other regions
Disclosure Of List Of Accounting Policies [Line Items]
Revenue from contracts with customers	58,407	$ 59,293	93,489	$ 80,485
Non-current receivables from contracts with customers	$ 33,358		$ 33,358		$ 28,532